Average Annual Total Returns		12 Months Ended	41 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	13.77%
FT Vest U.S. Equity Deep Buffer ETF - July
Prospectus [Line Items]
Average Annual Return, Percent		17.98%	5.58%
Performance Inception Date	Jul. 17, 2020
FT Vest U.S. Equity Deep Buffer ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.98%	5.58%
FT Vest U.S. Equity Deep Buffer ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.64%	4.32%